Right-of -Use Assets - Schedule of Carrying Amounts of Right-of-Use Assets (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	¥ 100
Inception of new leases	109
Depreciation charge	(61)
Ending balance	148
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	100
Inception of new leases	89
Depreciation charge	(53)
Ending balance	136
Others
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Inception of new leases	20
Depreciation charge	(8)
Ending balance	¥ 12